Warrants	9 Months Ended
Sep. 30, 2023
Warrants and Rights Note Disclosure [Abstract]
Warrants
6.
WARRANTS

Following is a summary of the warrant activity during the three and nine months periods ended September 30, 2023 and 2022:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding, January 1, 2022	17,631,350	$1.05
Issued	4,838,707	1.24
Exercised	(20,700)	0.49
Expired	—	—
Outstanding, March 31, 2022	22,449,357	1.09
Issued	—	—
Exercised	(1,078,470)	0.48
Expired	(40,261)	0.48
Outstanding, June 30, 2022	21,330,626	1.32
Issued	—	—
Exercised	—	—
Expired	(1,685,375)	0.48
Outstanding, September 30, 2022	19,645,251	$1.27

Outstanding, January 1, 2023	19,633,911	$1.18
Issued	—	—
Exercised	(2,499,453)	0.43
Expired	—	—
Outstanding, March 31, 2023	17,134,458	1.29
Issued	—	—
Exercised	(227,630)	0.97
Expired	(4,530,808)	0.99
Outstanding, June 30, 2023	12,376,020	1.40
Issued	10,000,000	1.00
Exercised	—	—
Expired	—	—
Outstanding, September 30, 2023	22,376,020	$1.22

As of September 30, 2022, the following common stock share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
203,840	USD$0.62	0.57	April 26, 2023
4,882,838	USD$1.00	0.57	April 26, 2023
2,182,553	USD$0.39	0.59	May 4, 2023
4,838,707	USD$1.24	1.49	March 28, 2024
7,537,313	USD$1.50	3.58	April 29, 2026
19,645,251

As of September 30, 2023, the following common stock share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,838,707	USD$1.24	0.75	March 28, 2024
7,537,313	USD$1.50	2.83	April 29, 2026
10,000,000	USD$1.00	6.75	June 30, 2030
22,376,020